D. Inventory (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 8,832	$ 4,755
Work in process	8,708	4,434
Finished goods	2,068	3,304
Inventories	$ 19,608	$ 12,493